Related parties' transactions and balances (Tables)	12 Months Ended
Dec. 31, 2024
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Disclosure of key management personnel remuneration
Below are the amounts recognized in the consolidated statements of profit or loss and other comprehensive income related to Company management personnel:

	Year ended December 31, 2024	Year ended December 31, 2023	Year ended December 31, 2022
Share-based payment	28,776	18,618	13,119
Short-term benefits	20,861	13,959	12,990

Total compensation to management personnel	49,637	32,577	26,109